Pension and other post-retirement benefits - Obligation and funded status (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Total benefit costs
Service costs on benefit obligation	SFr 65	SFr 65	SFr 60	SFr 130	SFr 120
Interest costs on benefit obligation	25	25	15	50	30
Expected return on plan assets	(126)	(126)	(120)	(252)	(243)
Amortization of recognized prior service cost/(credit)	(22)	(21)	(31)	(43)	(60)
Amortization of recognized actuarial losses/(gains)	72	73	93	145	186
Settlement losses/(gains)	2	3	2	5	(8)
Curtailment losses/(gains)	0	0	2	0	1
Special termination benefits	1	1	3	2	13
Net periodic benefit/(costs)	17	20	24	37	39
PBO
Service costs	65	65	60	130	120
Interest costs	25	25	15	50	30
Total amount recognized
Noncurrent assets	4,376	4,306		4,376		SFr 4,215
Pension and Other Postretirement Benefit Contributions
Contributions expected to be made by the company by the end of the current fiscal year	284			284
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				147
Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation	131	128	120	259	250
PBO
Service costs	131	SFr 128	SFr 120	259	250
Bank
Total amount recognized
Noncurrent assets	924			924		SFr 974
Bank | Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation				230	250
PBO
Service costs				230	250
Bank | International
Total benefit costs
Service costs on benefit obligation				8	7
Interest costs on benefit obligation				30	25
Expected return on plan assets				(33)	(34)
Amortization of recognized prior service cost/(credit)				1	1
Amortization of recognized actuarial losses/(gains)				5	8
Settlement losses/(gains)				0	(10)
Net periodic benefit/(costs)				11	(3)
PBO
Service costs				8	7
Interest costs				30	SFr 25
Bank | International | Defined benefit pension plans
Pension and Other Postretirement Benefit Contributions
Contributions expected to be made by the company by the end of the current fiscal year	14			14
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				7
Bank | International | Other post-retirement defined benefit plans
Pension and Other Postretirement Benefit Contributions
Contributions expected to be made by the company by the end of the current fiscal year	SFr 11			11
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				SFr 5